INVESTMENT IN A JOINT VENTURE - Summarized financial information of the joint venture (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Current assets	¥ 190,082,000,000		¥ 138,838,000,000				$ 27,646,000,000
Non-current assets	488,697,000,000		478,381,000,000				71,078,000,000
Current liabilities	70,242,000,000		61,412,000,000				10,216,000,000
Non-current liabilities	191,172,000,000		175,832,000,000				$ 27,805,000,000
Revenue	226,963,000,000	$ 33,010,000,000	186,390,000,000		¥ 146,490,000,000
Depreciation, depletion and amortization	(50,640,000,000)	(7,365,000,000)	(61,257,000,000)		(68,907,000,000)
Interest income	796,000,000	116,000,000	653,000,000		901,000,000
Finance costs	(5,037,000,000)	(733,000,000)	(5,044,000,000)		(6,246,000,000)
Profit/(loss) before tax	75,177,000,000	10,934,000,000	36,357,000,000		(5,275,000,000)
Income tax expense	(22,489,000,000)	(3,271,000,000)	(11,680,000,000)		5,912,000,000
Profit/(loss) after tax	52,688,000,000		24,677,000,000		637,000,000
Total comprehensive income/(expense)	61,700,000,000		14,104,000,000		10,483,000,000
Dividends received from a joint venture	132,000,000	19,000,000	243,000,000		0
Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	12,054,000,000		11,614,000,000
Non-current assets	47,116,000,000		63,660,000,000
Current liabilities	(6,851,000,000)		(6,630,000,000)
Non-current liabilities	(11,783,000,000)		(18,486,000,000)
Revenue	18,661,000,000		29,879,000,000		28,371,000,000
Depreciation, depletion and amortization	(3,446,000,000)		(3,742,000,000)		(3,988,000,000)
Interest income	95,000,000		313,000,000		388,000,000
Finance costs	(518,000,000)		(550,000,000)		(704,000,000)
Profit/(loss) before tax	(17,816,000,000)		2,215,000,000		1,226,000,000
Income tax expense	6,630,000,000		(1,109,000,000)		(160,000,000)
Profit/(loss) after tax	(11,186,000,000)		1,106,000,000		1,066,000,000
Total comprehensive income/(expense)	(11,186,000,000)		1,106,000,000		1,066,000,000
Dividends received from a joint venture	¥ 132,000,000	$ 20,000,000	¥ 243,000,000	$ 36,000,000	¥ 0	$ 0